Going Concern and Management's Liquidity Plan (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (1,974,769)	$ (1,626,956)	$ (1,159,758)	$ (1,814,895)	$ (1,946,023)	$ (1,573,726)	$ (4,761,483)	$ (5,334,644)		$ (7,625,397)	$ (13,042,709)
Accumulated deficit	(60,949,408)						(60,949,408)			(56,187,925)	(48,562,528)
Net cash used in operating activities							(5,063,516)	$ (4,273,179)		(5,896,400)	$ (6,355,838)
Cash balances	5,629,003						5,629,003			1,307,231
Working capital deficit	$ 4,062,232						$ 4,062,232			$ 452,434
Forecast [Member]
Aggregate net proceeds from sale of equity									$ 12,200,000